Litigation - France (Details) - EUR (€) € in Millions				1 Months Ended						12 Months Ended
	Nov. 07, 2023	Feb. 24, 2023	Dec. 17, 2015	Jan. 31, 2024	Sep. 30, 2021	Oct. 31, 2020	Aug. 31, 2020	Jun. 30, 2020	Dec. 31, 2017	Dec. 31, 2023	Sep. 30, 2023
Autorite De Regulation Des Communications Electroniques Failed To Comply Litigation [Member] | Orange SA
Disclosure of contingent liabilities [line items]
Amount of fines imposed on entity	€ 26.0
Percentage of homes and professional premises to be made connectable to fiber in company communication	100.00%
FRANCE | Bouygues Telecom and SDAIF [Member] | Commencement of major litigation [member]
Disclosure of contingent liabilities [line items]
Revalued of alleged losses				€ 152.0
Claims made against entity in litigation cases		€ 125.0
FRANCE | Orange Bank [member]
Disclosure of contingent liabilities [line items]
Damages sought										€ 310.0
FRANCE | French Competition Authority, anti-competitive practices judicial inquiry [member]
Disclosure of contingent liabilities [line items]
Amount of fines imposed on entity			€ 350.0						€ 346,000.0
FRANCE | Bouygues Telecom , quality of service of wholesale offers [Member]
Disclosure of contingent liabilities [line items]
Claims made against entity in litigation cases					€ 85.0
FRANCE | Digicel, anti-competitive practices action [member]
Disclosure of contingent liabilities [line items]
Fines imposed, adjusted amount								€ 249.0
Fines reimbursed								€ 97.0
FRANCE | Societe francaise du radiotelephone, fixed-line services litigation [member]
Disclosure of contingent liabilities [line items]
Amount of fines imposed on entity					€ 53.0
FRANCE | Iliad, mobile handsets pricing litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought						€ 790.0
Revalued of alleged losses										810.0
FRANCE | ASSIA, patent litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought							€ 500.0
Claimed financial loss of counterparty											€ 1,418.0
FRANCE | Iliad, Quality of Service of Wholesale Offers on the Copper Local Loop Litigation [Member]
Disclosure of contingent liabilities [line items]
Claims made against entity in litigation cases										€ 49.0